LEASES - Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finance lease obligations
Within 1 year	¥ 705,304	¥ 693,373
After 1 year but within 2 years	709,361	693,058
After 2 years but within 3 years	659,440	717,908
After 3 years but within 4 years	688,627	669,546
After 4 years but within 5 years	717,746	698,531
After 5 years	4,183,797	5,013,131
Total undiscounted lease payments	7,664,275	8,485,547
Less: total future interest	(2,268,317)	(2,681,576)
Present value of lease obligations	5,395,958	5,803,971
Other financing obligations
Within 1 year	376,351	404,653
After 1 year but within 2 years	1,670,630	411,108
After 2 years but within 3 years	184,637	1,625,281
After 3 years but within 4 years	118,664	149,770
After 4 years but within 5 years	128,702	84,861
After 5 years	133,148	166,727
Total undiscounted lease payments	2,612,132	2,842,400
Less: total future interest	(256,969)	(408,568)
Present value of other financing obligations	2,355,163	2,433,832
Total of finance lease and other financing obligations
Within 1 year	1,081,655	1,098,026
After 1 year but within 2 years	2,379,991	1,104,166
After 2 years but within 3 years	844,077	2,343,189
After 3 years but within 4 years	807,291	819,316
After 4 years but within 5 years	846,448	783,392
After 5 years	4,316,945	5,179,858
Total undiscounted lease payments	10,276,407	11,327,947
Less: total future interest	(2,525,286)	(3,090,144)
Present value of total of finance lease and other financing obligations	7,751,121	8,237,803
Finance lease and other financing obligations, current	697,142	636,152
Finance lease and other financing obligations, non-current	7,053,979	7,601,651
Operating lease obligations
Within 1 year	183,979	196,052
After 1 year but within 2 years	167,772	159,315
After 2 years but within 3 years	153,667	156,743
After 3 years but within 4 years	154,301	149,715
After 4 years but within 5 years	153,568	154,118
After 5 years	1,032,984	1,197,588
Total undiscounted lease payments	1,846,271	2,013,531
Less: total future interest	(532,651)	(616,460)
Operating lease liabilities	1,313,620	1,397,071
Operating lease liabilities, current	110,133	117,345
Operating lease liabilities, non-current	1,203,487	1,279,726
Total
Within 1 year	1,265,634	1,294,078
After 1 year but within 2 years	2,547,763	1,263,481
After 2 years but within 3 years	997,744	2,499,932
After 3 years but within 4 years	961,592	969,031
After 4 years but within 5 years	1,000,016	937,510
After 5 years	5,349,929	6,377,446
Total undiscounted lease payments	12,122,678	13,341,478
Less: total future interest	(3,057,937)	(3,706,604)
Present value of lease obligations	9,064,741	9,634,874
Current Portion	807,275	753,497
Non-current portion	¥ 8,257,466	¥ 8,881,377